DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Results of Discontinued Operations

	September 30, 2012	December 31, 2011
Assets:
Accounts receivable, net	$—	$44,300
Notes and loan receivable	—	16,750
Assets of discontinued operations	—	61,050

Liabilities:
Accounts payables and accrued expenses	—	21,622
Liabilities of discontinued operations	$—	$21,622

The following table sets forth for the nine months ended September 30, 2012 and 2011 indicated selected financial data of the Company’s discontinued operations of its sports and entertainment business.

	For the Nine Months ended September 30, 2012	For the Nine Months ended September 30, 2011
Revenues	$—	$3,071,562
Cost of sales	—	5,115,717
Gross profit	—	(2,044,155)
Operating and other non-operating expenses	(50,298)	(2,005,767)

Loss from discontinued operations	$(50,298)	$(4,049,922)

Schedule of Disposal of Discontinued Operations

The disposal of discontinued operations was included in loss from discontinued operations during the nine months ended September 30, 2011 and is calculated as follows:

Consideration received in connection with the SPA:
Promissory note from CII	$500,000
Total consideration received	500,000

Add: net liabilities of former subsidiaries on September 1, 2011 assumed by CII	554,546
Gain on disposal of discontinued operations, net of tax	1,054,546
Loss from discontinued operations	(4,049,922)
Total loss from discontinued operations, net of tax	$(2,995,376)